                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2005

Date of Reporting Period:  December 31, 2005

Item 1.  Reports to Stockholders

                          NAVELLIER PERFORMANCE FUNDS







                                                                   ANNUAL REPORT
                                                               December 31, 2005

                         [NAVELLIER ANNUAL REPORT LOGO]









Mid Cap Growth Portfolio
Aggressive Micro Cap Portfolio                                  [NAVELLIER LOGO]
Fundamental A Portfolio

                                                ANNUAL REPORT, December 31, 2005
                                                     NAVELLIER PERFORMANCE FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      2005 turned out to be a great year for our mutual funds. Our best performer was the brand new Navellier Fundamental 'A' Portfolio, followed by the Navellier Mid Cap Growth Portfolio, and the Navellier Aggressive Micro Cap Portfolio. The most amazing aspect about 2005 was that the Russell 3000 Index, Russell 3000 Growth Index, and the Russell 3000 Value Index all performed within 2 percentage points of one another. Based on the performance of the Russell 3000 Growth (up 5.17%) versus the Russell 3000 Value (up 6.85%), value stocks once again beat growth stocks overall. It is in such a market as this, that our active management style is in its element, as evidenced by the performance of our mutual funds.

      Our newest fund, the Navellier Fundamental 'A' Portfolio ended the year up an impressive +18.65% compared to the +10.37% return for the broad market measure Russell 3000 Index (05/01/05-12/31/05) over the same short period. As the name implies, this portfolio focuses on fundamentally superior stocks. For example, the average sales and growth rates of the portfolio holdings are more than twice the average of the benchmark. As a result, during the upcoming earnings announcement season, we expect nothing less than exceptional sales and earnings results from the stocks in the portfolio.

[MID CAP GROWTH PORTFOLIO LINE GRAPH]

                                                     MID CAP GROWTH          RUSSELL MID CAP GROWTH        RUSSELL 2000 GROWTH
                                                     --------------          ----------------------        -------------------
11/26/96                                                  10000                       10000                       10000
6/30/97                                                   11385                       10884                       10790
12/31/97                                                  12965                       12066                       11582
6/30/98                                                   14404                       13498                       12214
12/31/98                                                  14560                       14222                       11725
6/30/99                                                   21569                       16240                       13228
12/31/99                                                  33049                       21516                       16777
6/30/00                                                   33771                       24130                       16983
12/31/00                                                  34250                       18988                       13014
6/30/01                                                   25965                       16527                       13019
12/31/01                                                  24954                       15162                       11814
6/30/02                                                   22489                       12175                        9764
12/31/02                                                  19257                       11008                        8238
6/30/03                                                   22100                       13070                        9830
12/31/03                                                  25287                       15709                       12237
6/30/04                                                   25554                       16641                       12932
12/31/04                                                  28930                       18140                       13987
6/30/05                                                   29663                       18448                       13486
12/31/05                                                  32484                       20333                       14569

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

         TOTAL RETURNS                     RUSSELL   RUSSELL
       FOR PERIODS ENDED                   MID CAP    2000
      DECEMBER 31, 2005*          FUND     GROWTH    GROWTH
-------------------------------  -------   -------   -------
One Year                          12.28%   12.10%      4.15%
Annualized Five Year             (1.05)%    1.38%      2.28%
Annualized Since Inception**      13.83%    8.11%      4.22%
Value of a $10,000 investment
 over Life of Fund**             $32,484   $20,333   $14,569

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.
**Inception November 26, 1996

[AGGRESSIVE MICRO CAP PORTFOLIO LINE GRAPH]

                                                  AGGRESSIVE MICRO CAP         RUSSELL 2000 GROWTH            RUSSELL 2000
                                                  --------------------         -------------------            ------------
3/17/97                                                   10000                       10000                       10000
6/30/97                                                   11432                       11168                       11146
12/31/97                                                  13276                       11988                       12377
6/30/98                                                   14090                       12642                       12987
12/31/98                                                  13289                       12135                       12062
6/30/99                                                   13856                       13691                       13181
12/31/99                                                  15254                       17364                       14626
6/30/00                                                   23288                       17578                       15071
12/31/00                                                  18888                       13470                       14185
6/30/01                                                   17246                       13475                       15156
12/31/01                                                  16141                       12228                       14536
6/30/02                                                   16714                       10106                       13853
12/31/02                                                  12480                        8526                       11559
6/30/03                                                   13912                       10175                       13626
12/31/03                                                  17553                       12665                       17021
6/30/04                                                   18140                       13385                       18172
12/31/04                                                  19209                       14477                       20140
6/30/05                                                   18287                       13958                       19888
12/31/05                                                  19887                       15079                       21056

                         AGGRESSIVE MICRO CAP PORTFOLIO

         TOTAL RETURNS                    RUSSELL
       FOR PERIODS ENDED                   2000    RUSSELL
      DECEMBER 31, 2005*          FUND    GROWTH    2000
-------------------------------  -------  -------  -------
One Year                           3.53%    4.15%    4.55%
Annualized Five Year               1.04%    2.28%    8.22%
Annualized Since Inception**       8.13%    4.78%    8.83%
Value of a $10,000 investment
 over Life of Fund**             $19,887  $15,079  $21,056

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
  Past performance is not predictive of future performance.
**Inception March 17, 1997

      The Navellier Mid Cap Growth Portfolio ended 2005 with all four quarters of the year offering positive performance. For the year, the portfolio finished ahead of the benchmark with a return of +12.28% versus a return of +12.10% for the the Russell Mid Cap Growth Index. The performance of mid cap stocks continues to exceed both small and large cap stocks for the most recent quarter, and for the year. The Russell Mid Cap Index advanced +2.35% during the fourth quarter, outperforming the small cap benchmark Russell 2000 which was up +1.13%, and large cap benchmark Russell 1000 Index which was up +2.12%. For the year, the Russell Mid Cap Index moved higher with a +12.65% return versus gains of +4.55% and +6.27% for the Russell 2000 Index and Russell 1000 Index, respectively. From a style perspective, in the fourth quarter, the Russell Mid Cap Growth Index returned +3.44% versus a return of +1.34% for the Russell Mid Cap Value Index. It is possible that such return differences may be signaling that the growth investment style is returning to favor. Should this be the case, the implications for the portfolio are exceptionally positive.

      The Navellier Aggressive Micro Cap Portfolio slightly underperformed the small cap Russell 2000 Growth Index for the year. For 2005, the portfolio posted a return of +3.53% in comparison to the +4.15% result for the benchmark. The Navellier stock selection models have positioned the portfolio with an overweight position with respect to the benchmark in the materials, non-classified, and healthcare sectors. However, the same modeling methods have created an underweight position, relative to the benchmark, in the finance, consumer discretionary, and durables sectors.

MARKET OUTLOOK

      We are incredibly bullish on the stocks in our portfolios. The average growth stock in our growth portfolios should be reporting 40% to 50% annual earnings growth compared to expectations of about 14% earnings growth for the S&P 500, which will be the 15th quarter in a row of double-digit earnings growth for the S&P 500. The U.S. economy has grown in excess of a 3% annual pace for eleven straight quarters.

[Navellier Line Graph -- Fundamental A Portfolio]

                                                                       FUNDAMENTAL A                       RUSSELL 3000
                                                                       -------------                       ------------
5/02/05                                                                   10000.00                           10000.00
5/31/05                                                                   10200.00                           10326.00
6/30/05                                                                   10630.00                           10398.00
7/31/05                                                                   11320.00                           10825.00
8/31/05                                                                   11470.00                           10722.00
9/30/05                                                                   11830.00                           10815.00
10/31/05                                                                  11330.00                           10613.00
11/30/05                                                                  12130.00                           11027.00
12/31/05                                                                  11865.00                           11037.00

                            FUNDAMENTAL A PORTFOLIO

                   TOTAL RETURNS
                 FOR PERIODS ENDED                           RUSSELL
                DECEMBER 31, 2005*                  FUND      3000
  -----------------------------------------------  -------   -------
  Since Inception**                                 18.65%    10.37%
  Value of a $10,000 investment over Life of
   Fund**                                          $11,865   $11,037



  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.
  **Inception May 2, 2005

      There are a variety of reasons for our optimism. First, we remain in an ideal economic environment with accelerating earnings growth. Second, the Fed is not anticipated to tighten key interest rates much beyond January 31. Third, now that the Fed is expected to stop raising rates soon, price/earnings ratios are finally expanding. Fourth, 2006 is a midterm election year, which essentially stacks the odds in favor of the U.S. economy remaining strong through November. Overall, it appears that we are now in what we like to call "economic nirvana," with strong earnings growth, and inflation under control. This is a perfect environment for growth stocks.

      As rosy as the stock market and the U.S. economy look, there are always contrarian points of view, like George Soros, with whom we have to disagree since his interest rate predictions run counter to the surprisingly bullish statements of multiple Fed officials. However, Mr. Soros did hit the nail on the head regarding the fact that the U.S. consumer is the key to continued economic growth, since consumer spending represents about 70% of the U.S. economy.

      Another development worth noting is the implementation of the new stock option expensing rules, which caused the fourth-quarter earnings estimates for the S&P 500 to be lowered by 4% to approximately 14%. The new stock option expensing rules are expected to have a disproportionate impact on Silicon Valley, where the fourth-quarter earnings estimates have been lowered by a whopping 18%! Fortunately, none of the Silicon Valley companies that are expected to be severely impacted by stock option reform are in our portfolios. Overall, we endorse stock option reform, because it makes company's earnings much more transparent. In fact, we would venture to say that had stock option reform been implemented back in 1999, the stock market bubble would not have gotten as out of hand, and the subsequent correction would have been much less severe.

      Some folks might think that our energy stocks are getting a bit risky, but we must argue the opposite. Not only are energy companies likely to report the strongest earnings of any industry group for the sixth straight quarter, but they also help to stabilize our portfolios when there is a crisis in the world.

      Overall, we are in the midst of what could be "economic nirvana" with strong U.S. economic growth, even stronger earnings growth, the lowest growth to P/E ratios in 25 years, and now with substantial money pouring in, growth stocks are being driven dramatically higher. Despite our optimism, we must advise you that any time the stock market takes off, it typically becomes increasingly selective shortly thereafter. We are definitely seeing that now. Even so, we generally recommend that you have a reasonable portion of your portfolio allocated toward growth. The coming year could be a great opportunity for growth investors. Now is a great time to check with your financial advisor to ensure that your portfolio will meet your investment objectives.

Sincerely,

-s- Louis G. Navellier
LOUIS G. NAVELLIER
Chief Investment Officer/CEO

-s- Michael J. Borgen
MICHAEL J. BORGEN
Portfolio Manager

-s- Arjen Kuyper
ARJEN KUYPER
President/COO

-s- Shawn Price
SHAWN PRICE
Portfolio Manager

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005

MID CAP GROWTH PORTFOLIO

(SECTOR WEIGHTINGS GRAPH)

Computer Software & Services                                                    11.00
Healthcare Products & Services                                                   8.80
Semiconductors                                                                   8.60
Retail                                                                           6.80
Oil/Gas                                                                          6.60
Financial Services                                                               5.50
Pharmaceuticals                                                                  5.30
Telecommunications Equipment & Services                                          4.80
Construction Services                                                            4.20
Consumer Products & Services                                                     3.70
Biotechnology & Drugs                                                            3.40
Electronics                                                                      3.40
Producer Manufacturing                                                           3.20
Software & Programming                                                           2.50
Hotels & Motels                                                                  2.10
Short-Term Investments                                                           2.10
Medical Equipment & Supplies                                                     2.10
Medical Specialties                                                              1.90
Steel                                                                            1.90
Iron and Steel                                                                   1.80
Communications Equipment & Services                                              1.70
Real Estate Investment Trust                                                     1.70
Food/Beverages                                                                   1.60
Metals                                                                           1.30
Coal                                                                             1.20
Publishing                                                                       1.00
Apparel                                                                          0.90
Aerospace/Defense                                                                0.90

--------------------------------------------------------
 Shares                                    Market Value
--------------------------------------------------------
COMMON STOCKS -- 98.2%

AEROSPACE/DEFENSE -- 0.9%
   40,100  Rockwell Collins               $    1,863,447
                                          --------------
APPAREL -- 1.0%
   58,100  COACH, Inc.*                        1,937,054
                                          --------------
BIOTECHNOLOGY & DRUGS -- 3.4%
   45,500  Barr Pharmaceuticals, Inc.*         2,834,195
   52,500  Edwards Lifesciences Corp.*         2,184,525
   34,000  Techne Corp.                        1,909,100
                                          --------------
                                               6,927,820
                                          --------------
COAL -- 1.2%
   29,100  Peabody Energy Corp.                2,398,422
                                          --------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.7%
   81,157  American Tower Corp. -- Class
             A*                                2,199,355
   45,600  Comverse Technology, Inc.           1,212,504
                                          --------------
                                               3,411,859
                                          --------------
COMPUTER SOFTWARE & SERVICES -- 11.0%
  105,294  Adobe Systems, Inc.                 3,891,666
   94,600  Autodesk, Inc.                      4,063,069
   49,100  Intuit, Inc.*                       2,617,030
  120,500  Red Hat, Inc.*                      3,282,420
  118,400  Sybase, Inc.*                       2,588,224
   70,100  The Reynolds & Reynolds
             Company -- Class A                1,967,707
  211,800  Western Digital Corp.*              3,941,598
                                          --------------
                                              22,351,714
                                          --------------
CONSTRUCTION SERVICES -- 4.2%
   34,000  Florida Rock Industries,
             Inc.                              1,668,040
  115,050  Joy Global, Inc.                    4,602,000
   30,100  Martin Marietta Materials,
             Inc.                              2,309,272
                                          --------------
                                               8,579,312
                                          --------------
CONSUMER PRODUCTS & SERVICES -- 3.7%
   43,500  CB Richard Ellis Group, Inc.*       2,559,975
   37,900  Medco Health Solutions, Inc.*       2,114,820
   42,000  Station Casinos, Inc.               2,847,600
                                          --------------
                                               7,522,395
                                          --------------

--------------------------------------------------------
 Shares                                    Market Value
--------------------------------------------------------
ELECTRONICS -- 3.4%
   89,000  AMETEK, Inc.                        3,786,060
   49,400  SanDisk Corp.                       3,103,308
                                          --------------
                                               6,889,368
                                          --------------
FINANCIAL SERVICES -- 5.5%
  126,500  Ameritrade Holding Corp.*           3,036,000
   11,400  Chicago Mercantile Exchange         4,189,386
  115,200  Nasdaq Stock Market, Inc.*          4,052,736
                                          --------------
                                              11,278,122
                                          --------------
FOOD/BEVERAGES -- 1.6%
   43,100  Whole Foods Market, Inc.            3,335,509
                                          --------------
HEALTHCARE PRODUCTS & SERVICES -- 8.9%
   77,800  Community Health Systems,
             Inc.*                             2,982,852
   41,700  Covance, Inc.*                      2,024,535
   56,850  Coventry Health Care, Inc.*         3,238,176
   38,850  DaVita, Inc.*                       1,967,364
   54,500  Health Net, Inc.*                   2,809,475
   33,500  Sierra Health Services, Inc.*       2,678,660
   37,840  UnitedHealth Group, Inc.            2,351,378
                                          --------------
                                              18,052,440
                                          --------------
HOTELS & MOTELS -- 2.2%
   61,000  Choice Hotels International,
             Inc.                              2,547,360
   50,000  MGM MIRAGE*                         1,833,500
                                          --------------
                                               4,380,860
                                          --------------
IRON & STEEL -- 1.8%
  103,600  Allegheny Technologies, Inc.        3,737,888
                                          --------------
MEDICAL EQUIPMENT & SUPPLIES -- 2.1%
   36,900  Intuitive Surgical, Inc.*           4,327,263
                                          --------------
MEDICAL SPECIALTIES -- 1.9%
   94,800  Dade Behring Holdings, Inc.         3,876,372
                                          --------------
METALS -- 1.3%
   42,700  Cameco Corp.                        2,706,753
                                          --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (continued)

                MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
 Shares                                    Market Value
--------------------------------------------------------
OIL/GAS -- 6.7%
   32,000  Berry Petroleum Company --
             Class A                      $    1,830,400
   49,300  EOG Resources, Inc.                 3,617,141
   38,900  Helmerich & Payne                   2,408,299
   21,100  Kerr-McGee Corp.                    1,917,146
   48,100  Sunoco, Inc.                        3,770,078
                                          --------------
                                              13,543,064
                                          --------------
PHARMACEUTICALS -- 5.3%
   68,300  Celgene*                            4,425,840
   36,500  Express Scripts, Inc.*              3,058,700
   52,700  Pharmaceutical Product
             Development, Inc.                 3,264,765
                                          --------------
                                              10,749,305
                                          --------------
PRODUCER MANUFACTURING -- 3.2%
   28,600  ITT Industries, Inc.                2,940,652
   69,200  Precision Castparts Corp.           3,585,252
                                          --------------
                                               6,525,904
                                          --------------
PUBLISHING -- 1.0%
   51,000  John Wiley & Sons, Inc.             1,991,040
                                          --------------
REAL ESTATE INVESTMENT TRUST -- 1.6%
   52,900  Starwood Hotels & Resorts
             Worldwide, Inc.                   3,378,194
                                          --------------
RETAIL -- 6.8%
  115,000  Darden Restaurants, Inc.            4,471,200
   68,400  Michaels Stores, Inc.               2,419,308
   78,000  Nordstrom, Inc.                     2,917,200
   62,600  Panera Bread Company*               4,111,568
                                          --------------
                                              13,919,276
                                          --------------
SEMICONDUCTORS -- 8.6%
   66,800  Broadcom Corp. -- Class A*          3,149,620
  189,700  LSI Logic Corp.*                    1,517,600
   75,900  Marvell Technology Group
             Ltd.*                             4,257,231
  140,300  MEMC Electronic Materials,
             Inc.*                             3,110,451
  115,000  National Semiconductor Corp.        2,987,700
   67,400  NVIDIA Corp.*                       2,464,144
                                          --------------
                                              17,486,746
                                          --------------

--------------------------------------------------------
 Shares                                    Market Value
--------------------------------------------------------
--------------------------------------------------------
SOFTWARE & PROGRAMMING -- 2.5%
  160,000  Salesforce.com, Inc.*          $    5,128,000
                                          --------------
STEEL -- 1.9%
   33,100  Tenaris ADR                         3,789,950
                                          --------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 4.8%
   75,600  Harris Corp.                        3,251,556
   96,800  NII Holdings, Inc. -- Class
             B*                                4,228,224
   47,700  United States Cellular Corp.*       2,356,380
                                          --------------
                                               9,836,160
                                          --------------
TOTAL COMMON STOCKS
  (COST $154,207,031)                        199,924,237
                                          --------------
MONEY MARKET FUNDS -- 2.1%
4,345,558  FBR Fund for
             Government Investors
             (Cost $4,345,558)                 4,345,558
                                          --------------
TOTAL INVESTMENTS -- 100.3%
  (COST $158,552,589)                        204,269,795
Liabilities in Excess of Other
  Assets -- (0.3%)                              (706,794)
                                          --------------
NET ASSETS -- 100.0%                      $  203,563,001
                                          ==============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005
AGGRESSIVE MICRO CAP PORTFOLIO

(SECTOR WEIGHTINGS GRAPH)

Oil/Gas                                                                          9.60
Healthcare Products & Services                                                   8.90
Computer Software & Services                                                     8.60
Producer Manufacturing                                                           6.90
Commercial Services                                                              6.90
Telecommunications Equipment & Services                                          5.00
Medical Specialties                                                              4.80
Consumer Products & Services                                                     4.60
Real Estate Development                                                          3.00
Biotechnology & Drugs                                                            3.00
Food, Beverage & Tobacco                                                         2.80
Business Services                                                                2.60
Personal Services                                                                2.30
Distribution/Wholesale                                                           1.80
Metals                                                                           1.60
Apparel & Textiles                                                               1.60
Software & Programming                                                           1.60
Computer Peripheral                                                              1.50
Building & Construction                                                          1.50
Technology                                                                       1.40
Retail                                                                           1.40
Retirement/Aged Care                                                             1.40
Computer Networks                                                                1.30
Chemicals                                                                        1.30
Electronic Instruments & Controls                                                1.20
Security Systems Services                                                        1.20
Semiconductors                                                                   1.20
Communications Equipment                                                         1.20
Financial Services                                                               1.20
Scientific & Technical Instruments                                               1.20
Recreational Activities                                                          1.10
E-Commerce                                                                       1.10
Regional Banks & Thrifts                                                         1.00
Insurance                                                                        0.90
Chemical Manufacturing                                                           0.90
Airlines                                                                         0.90
Jewelry & Silverware                                                             0.80
Electronic Equipment - Services                                                  0.70

---------------------------------------------------------
 Shares                                     Market Value
---------------------------------------------------------
COMMON STOCKS -- 100.0%

AIRLINES -- 0.9%
   21,990  World Air Holdings, Inc.*       $      211,544
                                           --------------
APPAREL & TEXTILES -- 1.6%
   10,000  Forward Industries, Inc.*               89,000
   18,550  True Religion Apparel, Inc.*           285,670
                                           --------------
                                                  374,670
                                           --------------
BIOTECHNOLOGY & DRUGS -- 3.0%
   27,400  BioMarin Pharmaceutical, Inc.*         295,372
    7,735  New River Pharmaceuticals,
             Inc.*                                401,292
                                           --------------
                                                  696,664
                                           --------------
BUILDING & CONSTRUCTION -- 1.5%
   12,345  Drew Industries, Inc.*                 348,006
                                           --------------
BUSINESS SERVICES -- 2.6%
   18,187  American Dental Partners,
             Inc.*                                328,821
    5,600  Chemed Corp.                           278,208
                                           --------------
                                                  607,029
                                           --------------
CHEMICAL MANUFACTURING -- 0.9%
    5,835  Surmodics, Inc.*                       215,837
                                           --------------
CHEMICALS -- 1.3%
   10,500  NuCo2, Inc.*                           292,740
                                           --------------
COMMERCIAL SERVICES -- 6.9%
    6,550  Adminstaff, Inc.                       275,428
    8,525  First Advantage Corp. -- Class
             A*                                   227,703
   10,200  Hub Group, Inc. -- Class A*            360,569
   18,000  Mac-Gray Corp.*                        209,700
    7,100  Ritchie Bros. Auctioneers,
             Inc.                                 299,975
    6,560  Steiner Leisure Ltd.*                  233,274
                                           --------------
                                                1,606,649
                                           --------------
COMMUNICATIONS EQUIPMENT -- 1.2%
   15,400  SBA Communications Corp.*              275,660
                                           --------------

---------------------------------------------------------
 Shares                                     Market Value
---------------------------------------------------------
COMPUTER NETWORKS -- 1.3%
    6,600  Blue Coat Systems, Inc.*        $      301,752
                                           --------------
COMPUTER PERIPHERAL -- 1.5%
   12,180  Rimage Corp.*                          352,976
                                           --------------
COMPUTER SOFTWARE & SERVICES -- 8.6%
   13,860  Ansoft Corp.*                          471,933
    4,960  ANSYS, Inc.*                           211,742
    6,000  Intergraph Corp.*                      298,860
   12,800  PAR Technology Corp.*                  355,328
    3,900  Quality Systems, Inc.                  299,364
    7,700  TALX Corp.                             351,967
                                           --------------
                                                1,989,194
                                           --------------
CONSUMER PRODUCTS & SERVICES -- 4.6%
    8,500  Brookfield Homes Corp.                 422,705
    9,000  CNS, Inc.                              197,190
    5,800  Hansen Natural Corp.*                  457,098
                                           --------------
                                                1,076,993
                                           --------------
DISTRIBUTION/WHOLESALE -- 1.8%
    3,400  Building Materials Holding
             Corp.                                231,914
   18,100  Spartan Stores, Inc.*                  188,602
                                           --------------
                                                  420,516
                                           --------------
E-COMMERCE -- 1.1%
   12,100  Click Commerce, Inc.*                  254,342
                                           --------------
ELECTRONIC EQUIPMENT-SERVICES -- 0.7%
   11,285  LaBarge, Inc.*                         162,165
                                           --------------
ELECTRONIC INSTRUMENTS & CONTROLS -- 1.2%
   11,600  The Lamson & Sessions Co.*             290,232
                                           --------------
FINANCIAL SERVICES -- 1.2%
   10,500  United PanAm Financial Corp.*          271,635
                                           --------------
FOOD, BEVERAGE, & TOBACCO -- 2.7%
   30,000  Cuisine Solutions, Inc.*               270,000
    5,400  Perdiago ADR                           368,928
                                           --------------
                                                  638,928
                                           --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (continued)

             AGGRESSIVE MICRO CAP PORTFOLIO
---------------------------------------------------------
 Shares                                     Market Value
---------------------------------------------------------
HEALTHCARE PRODUCTS & SERVICES -- 9.0%
    8,500  Amedisys, Inc.*                 $      359,040
    7,570  Haemonetics Corp.*                     369,870
   10,375  Healthcare Services Group,
             Inc.                                 214,866
   11,000  Matria Healthcare, Inc.*               426,361
    7,000  Psychiatric Solutions, Inc.*           411,180
    8,220  Sunrise Senior Living, Inc.*           277,096
                                           --------------
                                                2,058,413
                                           --------------
INSURANCE -- 0.9%
    6,800  PICO Holdings, Inc.*                   219,368
                                           --------------
JEWELRY & SILVERWARE -- 0.8%
    9,000  Charles & Colvard Ltd.                 181,800
                                           --------------
MEDICAL SPECIALTIES -- 4.8%
    6,255  Aspect Medical Systems, Inc.*          214,859
    8,400  LCA-Vision, Inc.                       399,084
    6,900  Palomar Medical Technologies,
             Inc.*                                241,776
   12,900  Thoratec Corp.*                        266,901
                                           --------------
                                                1,122,620
                                           --------------
METALS -- 1.6%
    6,000  Titanium Metals Corp.*                 379,560
                                           --------------
OIL/GAS -- 9.6%
   10,055  Adams Resources & Energy,
             Inc.                                 229,656
    7,000  Atlas America, Inc.*                   421,540
    9,000  ATP Oil & Gas Corp.*                   333,090
    8,400  Berry Petroleum Co. -- Class A         480,479
    6,500  Energy Partners, Ltd.*                 141,635
   29,150  FieldPoint Petroleum Corp.*            200,844
   24,900  Grey Wolf, Inc.*                       192,477
   12,000  Resource America, Inc. --
             Class A                              204,600
                                           --------------
                                                2,204,321
                                           --------------
PERSONAL SERVICES -- 2.3%
   14,800  Nutri/System, Inc.*                    533,096
                                           --------------
PRODUCER MANUFACTURING -- 6.9%
    8,400  Cascade Corp.                          394,044
    5,300  Cleveland-Cliffs, Inc.                 469,421
   11,400  Gehl Co.*                              299,250
    8,420  Raven Industries, Inc.                 242,917
   12,300  Sterling Construction Co.,
             Inc.*                                207,009
                                           --------------
                                                1,612,641
                                           --------------
REAL ESTATE DEVELOPMENT -- 3.0%
      800  Alexander's, Inc.*                     196,400
    2,500  Consolidated -- Tomoka
             Land Co.                             177,250
   15,800  Tarragon Corp.*                        325,796
                                           --------------
                                                  699,446
                                           --------------

---------------------------------------------------------
 Shares                                     Market Value
---------------------------------------------------------
---------------------------------------------------------
RECREATIONAL ACTIVITIES -- 1.1%
    7,765  Vail Resorts, Inc.*             $      256,478
                                           --------------
REGIONAL BANKS & THRIFTS -- 1.0%
    3,500  First Regional Bancorp*                236,425
                                           --------------
RETAIL -- 1.4%
   26,295  Retail Ventures, Inc.*                 327,110
                                           --------------
RETIREMENT/AGED CARE -- 1.4%
   12,670  American Retirement Corp.*             318,397
                                           --------------
SCIENTIFIC & TECHNICAL INSTRUMENTS -- 1.2%
   12,400  IRIS International, Inc.*              271,064
                                           --------------
SECURITY SYSTEMS SERVICES -- 1.2%
   11,725  LoJack Corp.*                          282,924
                                           --------------
SEMICONDUCTORS -- 1.2%
    8,900  Diodes, Inc.*                          276,345
                                           --------------
SOFTWARE & PROGRAMMING -- 1.6%
   49,000  Nuance Communications, Inc.*           373,870
                                           --------------
TECHNOLOGY -- 1.4%
    9,610  Komag, Inc.*                           333,083
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 5.0%
    9,220  Comtech Telecommunications
             Corp.*                               281,579
   32,900  Dobson Communications Corp.*           246,750
    8,500  NICE Systems Ltd. ADR*                 409,360
   22,400  UbiquiTel, Inc.*                       221,536
                                           --------------
                                                1,159,225
                                           --------------
TOTAL COMMON STOCKS -- 100.0%
  (COST $17,972,978)                           23,233,718
Other Assets in Excess of
  Liabilities -- 0.0%                               5,547
                                           --------------
NET ASSETS -- 100.0%                       $   23,239,265
                                           ==============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005
FUNDAMENTAL A PORTFOLIO

(SECTOR WEIGHTINGS GRAPH)

Oil/Gas                                                                          22.60
Computer Software & Services                                                      9.10
Financial Services                                                                8.60
Regional Banks                                                                    7.70
Apparel                                                                           5.70
Short-Term Investments                                                            5.40
Building Materials & Products                                                     4.80
Semiconductors                                                                    4.50
Personal Services                                                                 3.50
Consumer Products & Services                                                      3.40
Metals                                                                            3.30
Electronic Instruments & Controls                                                 3.00
Insurance                                                                         2.90
Electric Utilities                                                                2.80
Residential Construction                                                          2.80
Airlines                                                                          2.80
Biotechnology & Drugs                                                             2.50
Communication Equipment & Services                                                2.00
Medical Equipment & Supplies                                                      1.40
Technology                                                                        1.20

---------------------------------------------------------
 Shares                                     Market Value
---------------------------------------------------------
COMMON STOCKS -- 94.9%

AIRLINES -- 2.8%
    6,035  Mesa Air Group, Inc.*           $       63,126
                                           --------------
APPAREL -- 5.7%
    1,265  Oxford Industries, Inc.                 69,195
    1,555  The Dress Barn, Inc.*                   60,039
                                           --------------
                                                  129,234
                                           --------------
BIOTECHNOLOGY & DRUGS -- 2.5%
    2,770  Matrixx Initiatives, Inc.*              58,032
                                           --------------
BUILDING MATERIALS & PRODUCTS -- 4.8%
      395  Building Materials Holding
             Corp.                                 26,943
    1,380  Cemex de C.V. ADR                       81,875
                                           --------------
                                                  108,818
                                           --------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 2.0%
    2,050  Motorola, Inc.                          46,310
                                           --------------
COMPUTER SOFTWARE & SERVICES -- 9.1%
    1,330  Apple Computer, Inc.*                   95,613
      770  DST Systems, Inc.                       46,131
      160  Google, Inc.*                           66,377
                                           --------------
                                                  208,121
                                           --------------
CONSUMER PRODUCTS & SERVICES -- 3.4%
      980  Hansen Natural Corp.*                   77,234
                                           --------------
ELECTRIC UTILITIES -- 2.8%
    1,725  Companhia Energetica de Minas
             Gerais ADR                            63,584
                                           --------------
ELECTRONIC INSTRUMENTS & CONTROLS -- 3.0%
    2,700  The Lamson & Sessions Co.*              67,554
                                           --------------
FINANCIAL SERVICES -- 8.6%
      500  Goldman Sachs Group                     63,855
      615  Lehman Brothers Holdings                78,824
    1,505  Nasdaq Stock Market, Inc.*              52,946
                                           --------------
                                                  195,625
                                           --------------

---------------------------------------------------------
 Shares                                     Market Value
---------------------------------------------------------
INSURANCE -- 3.0%
      920  Prudential Financial, Inc.      $       67,335
                                           --------------
MEDICAL EQUIPMENT & SUPPLIES -- 1.4%
    1,215  Cutera, Inc.*                           32,027
                                           --------------
METALS -- 3.3%
      525  Phelps Dodge Corp.                      75,532
                                           --------------
OIL/GAS -- 22.8%
    2,550  Cal Dive International, Inc.*           91,519
    1,045  ConocoPhillips                          60,798
    1,185  Frontier Oil Corp.                      44,473
    3,775  Joy Global, Inc.                       150,999
      810  Occidental Petroleum Corp.              64,703
    1,410  Patterson -- UTI Energy, Inc.           46,460
    1,172  Valero Energy Corp.                     60,475
                                           --------------
                                                  519,427
                                           --------------
PERSONAL SERVICES -- 3.5%
    2,235  Nutri/System, Inc.*                     80,505
                                           --------------
REGIONAL BANKS -- 7.7%
    1,885  Banco Bradesco ADR                      54,948
    2,405  Center Financial Corp.                  60,510
      935  Unibanco -- Uniao de Bancos
             Brasileiros ADR                       59,438
                                           --------------
                                                  174,896
                                           --------------
RESIDENTIAL CONSTRUCTION -- 2.8%
    2,060  Desarrolladora Homex ADR*               63,201
                                           --------------
SEMICONDUCTORS -- 4.5%
    1,370  NVIDIA Corp.*                           50,087
    1,770  SiRF Technology Holdings,
             Inc.*                                 52,746
                                           --------------
                                                  102,833
                                           --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (continued)

                 FUNDAMENTAL A PORTFOLIO
---------------------------------------------------------
 Shares                                     Market Value
---------------------------------------------------------
TECHNOLOGY -- 1.2%
      765  Komag, Inc.*                    $       26,515
                                           --------------
TOTAL COMMON STOCKS
  (COST $1,991,453)                             2,159,909
                                           --------------
MONEY MARKET FUNDS -- 5.4%
  123,581  FBR Fund for Government
             Investors
             (Cost $123,581)                      123,581
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (COST $2,115,034)                             2,283,490
Liabilities in Excess of Other
  Assets -- (0.3%)                                 (7,169)
                                           --------------
NET ASSETS -- 100.0%                       $    2,276,321
                                           ==============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

                                                            MID CAP        AGGRESSIVE     FUNDAMENTAL
                                                             GROWTH        MICRO CAP           A
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO
 ASSETS
   Securities at Cost.................................    $158,552,589    $ 17,972,978    $2,115,034
                                                          ------------    ------------    ----------
   Securities at Value (Note 1).......................    $204,269,795    $ 23,233,718    $2,283,490
   Investment Income Receivable (Note 1)..............         107,296           1,945         6,820
   Receivable for Securities Sold (Note 1)............       3,968,628         108,115            --
   Receivable for Shares Sold.........................         343,480           1,596        45,662
   Other Assets.......................................          15,696           4,422         2,312
                                                          ------------    ------------    ----------
     Total Assets.....................................     208,704,895      23,349,796     2,338,284
                                                          ------------    ------------    ----------
 LIABILITIES
   Bank overdraft.....................................              --          52,981            --
   Dividends/Income payable...........................              --              --           215
   Investment Advisory Fee Payable (Note 2)...........         146,858              --            --
   Administrative Fee Payable (Note 2)................           2,239             647            61
   Payable for Securities Purchased (Note 1)..........       4,709,409              --        57,394
   Payable for Shares Redeemed........................         242,190          31,339            36
   Distribution Fees Payable (Note 3).................           4,061             647            61
   Trustee Fees Payable...............................           4,167           4,167         4,167
   Other Liabilities..................................          32,970          20,750            29
                                                          ------------    ------------    ----------
     Total Liabilities................................       5,141,894         110,531        61,963
                                                          ------------    ------------    ----------
 NET ASSETS...........................................    $203,563,001    $ 23,239,265    $2,276,321
                                                          ============    ============    ==========
 NET ASSETS CONSIST OF:
   Paid-in Capital applicable to:
     Regular Class....................................    $155,257,449    $ 44,361,011    $2,188,071
     I Class..........................................      51,398,846              --            --
   Accumulated Net Realized Loss on Investments.......     (48,810,500)    (26,382,486)      (80,206)
   Net Unrealized Appreciation of Investments.........      45,717,206       5,260,740       168,456
                                                          ------------    ------------    ----------
 NET ASSETS...........................................    $203,563,001    $ 23,239,265    $2,276,321
                                                          ============    ============    ==========
 PRICING OF REGULAR CLASS SHARES
 Net assets attributable to Regular Class shares......    $147,667,968    $ 23,239,265    $2,276,321
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par
   value).............................................       5,048,963         816,677       192,148
 Net asset value, offering and redemption price per
   share..............................................    $      29.25    $      28.46    $    11.85



 PRICING OF I CLASS SHARES
 Net assets attributable to I Class shares............    $ 55,895,033    $         --    $       --
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par
   value).............................................       1,868,548              --            --
 Net asset value, offering and redemption price per
   share..............................................    $      29.91    $         --    $       --

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005

                                                               MID CAP      AGGRESSIVE    FUNDAMENTAL
                                                               GROWTH       MICRO CAP          A
                                                              PORTFOLIO     PORTFOLIO      PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).....................................    $    57,387    $    6,028     $   1,487
   Dividends(A) (Note 1).................................      1,071,048        98,622        11,201
                                                             -----------    ----------     ---------
     Total Investment Income.............................      1,128,435       104,650        12,688
                                                             -----------    ----------     ---------
 EXPENSES
   Investment Advisory Fee (Note 2)......................      1,650,399       205,838         5,580
   Distribution Plan Fees -- Regular Class (Note 3)......        363,582        61,297         1,661
   Administrative Fee (Note 2)...........................        196,474        61,261         1,661
   Transfer Agent Fees
     Regular Class.......................................        141,150        57,332           960
     I Class.............................................         48,229            --            --
   Accounting and Pricing Fees...........................         86,233        77,308        46,667
   Shareholder Reports and Notices.......................         87,995        29,349         4,509
   Custodian Fees........................................         68,262        19,020            57
   Trustees' Fees and Expenses (Note 2)..................         22,667        22,395         8,333
   Legal Expense.........................................         23,774        21,696         6,250
   Registration Fees
     Regular Class.......................................         24,213        30,431        18,143
     I Class.............................................         23,440            --            --
   Audit Fees............................................         24,500        17,625        14,000
   Compliance Fees.......................................          3,750         3,750         2,813
   Pricing Expense.......................................          2,369         3,342           796
   Other Expenses........................................         26,309        11,293         6,956
                                                             -----------    ----------     ---------
     Total Expenses......................................      2,793,346       621,937       118,386
     Less Expenses Waived and/or Reimbursed by Investment
       Adviser (Note 2)..................................       (339,243)     (256,830)     (108,489)
                                                             -----------    ----------     ---------
       Net Expenses......................................      2,454,103       365,107         9,897
                                                             -----------    ----------     ---------
 NET INVESTMENT INCOME (LOSS)............................     (1,325,668)     (260,457)        2,791
                                                             -----------    ----------     ---------
 Net Realized Gain (Loss) on Investments.................     27,763,168     1,241,156       (80,206)
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...........................................     (3,473,597)     (434,315)      168,456
                                                             -----------    ----------     ---------
 NET GAIN ON INVESTMENTS.................................     24,289,571       806,841        88,250
                                                             -----------    ----------     ---------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....    $22,963,903    $  546,384     $  91,041
                                                             ===========    ==========     =========
 --------------------------------------------------------

  (A) Net of foreign tax withholding of:                     $     1,892    $    4,128     $      66

   * Except for the Fundamental A Portfolio which represents the period from commencement of operations (May 2, 2005) through June 30, 2005.

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       FUNDAMENTAL A
                                                 MID CAP GROWTH             AGGRESSIVE MICRO CAP         PORTFOLIO
                                                    PORTFOLIO                     PORTFOLIO               FOR THE
                                               FOR THE YEAR ENDED            FOR THE YEAR ENDED        PERIOD ENDED
                                                  DECEMBER 31,                  DECEMBER 31,           DECEMBER 31,
                                           ---------------------------   ---------------------------   -------------
                                               2005           2004           2005           2004           2005*
                                           ------------   ------------   ------------   ------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss...................  $(1,325,668)   $(1,314,017)   $  (260,457)   $  (131,660)   $      2,791
   Net Realized Gain (Loss) on Investment
     Transactions........................   27,763,168     16,641,195      1,241,156      1,066,951         (80,206)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.........   (3,473,597)    10,994,328       (434,315)     2,952,065         168,456
                                           ------------   ------------   -----------    ------------   ------------
     Net Increase (Decrease) in Net
       Assets Resulting from
       Operations........................   22,963,903     26,321,506        546,384      3,887,356          91,041
                                           ------------   ------------   -----------    ------------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
     Regular Class.......................           --             --             --             --          (2,791)
                                           ------------   ------------   -----------    ------------   ------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class.....................   19,244,434     37,004,895      1,769,466      5,215,329       2,685,616
       I Class...........................   13,312,482     32,462,485             --             --              --
   Reinvested Distributions:
       Regular Class.....................           --             --             --             --           2,575
   Net Proceeds from Acquisition of
     Shares:
       Regular Class.....................           --             --             --     16,325,752              --
   Cost of Shares Redeemed**:
       Regular Class.....................  (46,806,551)   (73,967,911)    (7,694,788)   (10,833,375)       (500,120)
       I Class...........................  (15,042,388)    (7,689,839)            --             --              --
                                           ------------   ------------   -----------    ------------   ------------
     Net Increase (Decrease) in Net
       Assets Resulting from Share
       Transactions......................  (29,292,023)   (12,190,370)    (5,925,322)    10,707,706       2,188,071
                                           ------------   ------------   -----------    ------------   ------------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS............................   (6,328,120)    14,131,136     (5,378,938)    14,595,062       2,276,321
 NET ASSETS -- Beginning of Period.......  209,891,121    195,759,985     28,618,203     14,023,141              --
                                           ------------   ------------   -----------    ------------   ------------
 NET ASSETS -- End of Period.............  $203,563,001   $209,891,121   $23,239,265    $28,618,203    $  2,276,321
                                           ============   ============   ===========    ============   ============
 ACCUMULATED NET INVESTMENT LOSS.........  $        --    $        --    $        --    $        --    $         --
                                           ============   ============   ===========    ============   ============
 SHARES
   Sold:
       Regular Class.....................      715,128      1,612,043         67,035        205,280         235,037
       I Class...........................      490,270      1,394,190             --             --              --
   Reinvested:
       Regular Class.....................           --             --             --             --             217
   Acquired:
       Regular Class.....................           --             --             --        705,969              --
   Redeemed:
       Regular Class.....................   (1,756,319)    (3,255,504)      (291,578)      (428,297)        (43,106)
       I Class...........................     (551,181)      (315,806)            --             --              --
                                           ------------   ------------   -----------    ------------   ------------
     Net Increase (Decrease) in Shares...   (1,102,102)      (565,077)      (224,543)       482,952         192,148
                                           ============   ============   ===========    ============   ============
 ---------------------------------------

  * From Commencement of Operations May 2, 2005.
 ** Effective May 2, 2005, the cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the period ended December 31, 2005, these fees were $3,393, $1,568, $1,748 and $1,959 for the Mid Cap Growth Portfolio -- Regular Class, Mid Cap Growth Portfolio -- I Class, Aggressive Micro Cap Portfolio and Fundamental A Portfolio, respectively.

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            MID CAP GROWTH PORTFOLIO
                                                                 REGULAR CLASS
                                            --------------------------------------------------------
                                                        FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------
                                              2005        2004        2003        2002        2001
                                            --------    --------    --------    --------    --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year...    $26.05      $22.77      $17.34      $22.47      $30.84
                                            --------    --------    --------    --------    --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss..................     (0.22)      (0.19)      (0.18)      (0.16)      (0.05)
     Net Realized and Unrealized Gain
       (Loss) on Investments..............      3.42        3.47        5.61       (4.97)      (8.32)
                                            --------    --------    --------    --------    --------
   Total from Investment Operations.......      3.20        3.28        5.43       (5.13)      (8.37)
                                            --------    --------    --------    --------    --------
   Paid-in Capital from Redemption Fees...      0.00(A)       --          --          --          --
                                            --------    --------    --------    --------    --------
   Net Increase (Decrease) in Net Asset
     Value................................      3.20        3.28        5.43       (5.13)      (8.37)
                                            --------    --------    --------    --------    --------
   Net Asset Value -- End of Year.........    $29.25      $26.05      $22.77      $17.34      $22.47
                                            ========    ========    ========    ========    ========
 TOTAL INVESTMENT RETURN..................     12.28%      14.40%      31.31%     (22.83)%    (27.14)%

 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement...........      1.34%       1.34%       1.34%       1.34%       1.34%
   Expenses Before Reimbursement..........      1.48%       1.45%       1.50%       1.49%       1.50%
   Net Investment Loss After
     Reimbursement........................     (0.77)%     (0.74)%     (0.91)%     (0.80)%     (0.19)%
   Net Investment Loss Before
     Reimbursement........................     (0.91)%     (0.85)%     (1.07)%     (0.95)%     (0.35)%

 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate................       104%         96%        131%        170%        261%
   Net Assets at End of Year (in
     thousands)...........................  $147,668    $158,655    $176,079    $136,836    $165,561
   Number of Shares Outstanding at End of
     Year (in thousands)..................     5,049       6,090       7,734       7,890       7,370
 -----------------------------------------

  (A) Less than $0.01

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MID CAP GROWTH PORTFOLIO
                                                                        I CLASS
                                                  ---------------------------------------------------
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------
                                                   2005       2004       2003       2002       2001
                                                  -------    -------    -------    -------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year.........   $26.55     $23.13     $17.56     $22.65     $30.95
                                                  -------    -------    -------    -------    -------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)...............    (0.11)     (0.07)     (0.10)     (0.09)      0.05
     Net Realized and Unrealized Gain (Loss) on
       Investments..............................     3.47       3.49       5.67      (5.00)     (8.35)
                                                  -------    -------    -------    -------    -------
   Total from Investment Operations.............     3.36       3.42       5.57      (5.09)     (8.30)
                                                  -------    -------    -------    -------    -------
   Paid-in Capital from Redemption Fees.........     0.00(A)      --         --         --         --
                                                  -------    -------    -------    -------    -------
   Net Increase (Decrease) in Net Asset Value...     3.36       3.42       5.57      (5.09)     (8.30)
                                                  -------    -------    -------    -------    -------
   Net Asset Value -- End of Year...............   $29.91     $26.55     $23.13     $17.56     $22.65
                                                  =======    =======    =======    =======    =======
 TOTAL INVESTMENT RETURN........................    12.66%     14.79%     31.72%    (22.47)%   (26.82)%

 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement.................     0.99%      0.99%      0.99%      0.99%      0.99%
   Expenses Before Reimbursement................     1.26%      1.19%      1.15%      1.14%      1.15%
   Net Investment Income (Loss) After
     Reimbursement..............................    (0.41)%    (0.38)%    (0.56)%    (0.46)%     0.16%
   Net Investment Loss Before Reimbursement.....    (0.68)%    (0.58)%    (0.72)%    (0.61)%     0.00%*

 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate......................      104%        96%       131%       170%       261%
   Net Assets at End of Year (in thousands).....  $55,895    $51,236    $19,681    $13,179    $14,160
   Number of Shares Outstanding at End of Year
     (in thousands).............................    1,869      1,929        851        751        625
 -----------------------------------------------

  (A) Less than $0.01

  * The net investment income ratio is less than 0.01%.

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AGGRESSIVE MICRO CAP
                                                                       PORTFOLIO
                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                    2005       2004       2003       2002      2001
                                                   -------    -------    -------    ------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year..........   $27.49     $25.12     $17.86    $23.10     $27.03
                                                   -------    -------    -------    ------    -------
   Income (Loss) from Investment Operations:
     Net Investment Loss.........................    (0.32)     (0.13)     (0.23)    (0.28)     (0.18)
     Net Realized and Unrealized Gain (Loss) on
       Investments...............................     1.29       2.50       7.49     (4.96)     (3.75)
                                                   -------    -------    -------    ------    -------
   Total from Investment Operations..............     0.97       2.37       7.26     (5.24)     (3.93)
                                                   -------    -------    -------    ------    -------
   Paid-in Capital from Redemption Fees..........     0.00(A)      --         --        --         --
                                                   -------    -------    -------    ------    -------
   Net Increase (Decrease) in Net Asset Value....     0.97       2.37       7.26     (5.24)     (3.93)
                                                   -------    -------    -------    ------    -------
   Net Asset Value -- End of Year................   $28.46     $27.49     $25.12    $17.86     $23.10
                                                   =======    =======    =======    ======    =======
 TOTAL INVESTMENT RETURN.........................     3.53%      9.43%     40.65%   (22.68)%   (14.54)%

 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..................     1.49%      1.49%      1.49%     1.49%      1.49%
   Expenses Before Reimbursement.................     2.54%      2.73%      2.50%     2.23%      2.08%
   Net Investment Loss After Reimbursement.......    (1.06)%    (0.74)%    (1.01)%   (1.20)%    (0.72)%
   Net Investment Loss Before Reimbursement......    (2.11)%    (1.98)%    (2.02)%   (1.94)%    (1.31)%

 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.......................       96%       169%       224%      167%       203%
   Net Assets at End of Year (in thousands)......  $23,239    $28,618    $14,023    $9,481    $16,543
   Number of Shares Outstanding at End of Year
     (in thousands)..............................      817      1,041        558       531        716
 ------------------------------------------------

  (A) Less than $0.01

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 FUNDAMENTAL A
                                                                   PORTFOLIO
                                                                    FOR THE
                                                                  PERIOD ENDED
                                                               DECEMBER 31, 2005*
                                                               ------------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period....................        $10.00
                                                                     ------
   Income from Investment Operations:
     Net Investment Income...................................          0.01
     Net Realized and Unrealized Gain on Investments.........          1.83
                                                                     ------
   Total from Investment Operations..........................          1.84
                                                                     ------
 Distributions to Shareholders:
     From Net Investment Income..............................         (0.01)
                                                                     ------
     Paid-in Capital from Redemption Fees....................          0.02
                                                                     ------
   Net Increase in Net Asset Value...........................          1.85
                                                                     ------
   Net Asset Value -- End of Period..........................        $11.85
                                                                     ======
 TOTAL INVESTMENT RETURN(A)..................................         18.65%

 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..............................          1.48%(B)
   Expenses Before Reimbursement.............................         17.66%(B)
   Net Investment Loss After Reimbursement...................          0.42%(B)
   Net Investment Loss Before Reimbursement..................        (15.76)%(B)

 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...................................           219%(B)
   Net Assets at End of Period (in thousands)................        $2,276
   Number of Shares Outstanding at End of Period (in
     thousands)..............................................           192
 ------------------------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.

  (B) Annualized

  * From Commencement of Operations May 2, 2005

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

1. Significant Accounting Policies

      The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company that offers its shares in a series of no-load diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment objectives and policies: the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental A Portfolio, each a diversified open-end management company portfolio.

      The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates. Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

      The following is a summary of significant accounting policies that the Fund follows:

          (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes that may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

          (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

          (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

          (d) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

      Investment advisory services are provided by Navellier & Associates, Inc. which employs the same investment advisory personnel, analysts and staff which it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental A Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio and the Fundamental A Portfolio

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

      The Adviser has agreed to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental A Portfolio totaling $339,243, $256,830 and $108,488, respectively.

3. Distribution Plan

      Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, and the Fundamental A Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

      For the period ended December 31, 2005, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                       MID CAP      AGGRESSIVE
                                        GROWTH       MICRO CAP    FUNDAMENTAL A
                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     ------------   -----------   -------------
Purchases..........................  $203,023,078   $23,318,087    $3,459,351
Sales..............................  $236,877,821   $28,991,955    $1,387,692

5. Federal Income Tax

      The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

      The Funds paid no distributions for the years ended December 31, 2005 and 2004, except for the Fundamental A Portfolio which paid $2,791 of taxable income to shareholders during the period ended December 31, 2005.

      The following information is computed on a tax basis for each item for the year ended December 31, 2005:

                                        MID CAP       AGGRESSIVE    FUNDAMENTAL
                                         GROWTH       MICRO CAP          A
                                      ------------   ------------   -----------
Gross Unrealized Appreciation.......  $ 47,340,183   $  5,980,509   $  216,757
Gross Unrealized Depreciation.......    (1,622,977)      (733,373)     (48,301)
                                      ------------   ------------   ----------
Net Unrealized Appreciation.........    45,717,206      5,247,136      168,456
Capital Loss Carryforward...........   (48,427,953)   (26,368,882)     (21,720)
Post-October Losses.................      (382,547)            --      (58,486)
                                      ------------   ------------   ----------
Total Accumulated Earnings
  (Deficit).........................  $ (3,093,294)  $(21,121,746)  $   88,250
                                      ============   ============   ==========
Federal Income Tax Cost*............  $158,552,589   $ 17,986,582   $2,115,034
                                      ============   ============   ==========

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

      During the year ended December 31, 2005, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio utilized $28,138,814 and $1,236,709, respectively, of capital loss carryforwards. The remaining capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of December 31, 2005, the Funds have the following capital loss carryforwards:

                                                                      EXPIRATION
                                                         AMOUNT          DATE
                                                       -----------    ----------
Mid Cap Growth.......................................  $18,927,235       2009
                                                       $29,500,718       2010
Aggressive Micro Cap*................................  $11,437,798       2008
                                                       $11,625,060       2009
                                                       $ 3,306,024       2011
Fundamental A........................................  $    21,720       2013

* A portion of these capital losses may be limited under tax regulations.

      Reclassification of capital accounts -- As of December 31, 2005, the Funds made reclassifications of net investment loss on the Statements of Assets and Liabilities as follows:

                                          UNDISTRIBUTED
                                               NET
                                           INVESTMENT      CAPITAL      PAID-IN
                                             INCOME         GAINS       CAPITAL
                                          -------------    -------    ------------
Mid Cap Growth..........................   $1,325,668       $  --     $(1,325,668)
Aggressive Micro Cap....................   $  260,457       $  --     $  (260,457)

      The above reclassifications have no effect on the Funds' net assets or net asset value per share and are designed to present the Funds components of capital on a tax basis.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

6. Borrowing Agreement

      The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At December 31, 2005 the Aggressive Micro Cap Fund had outstanding borrowings of $52,981.

7. Acquisition

      On August 27, 2004, a Special Meeting of Shareholders of the Navellier Performance Aggressive Growth Portfolio was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Navellier Performance Aggressive Growth Portfolio in exchange for shares of the Navellier Performance Aggressive Micro Cap Portfolio. The acquisition was approved.

      The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

                                                                                              AFTER
                                                              BEFORE REORGANIZATION       REORGANIZATION
                                                           ---------------------------    --------------
                                                            NAVELLIER       NAVELLIER       NAVELLIER
                                                           PERFORMANCE     PERFORMANCE     PERFORMANCE
                                                            AGGRESSIVE     AGGRESSIVE       AGGRESSIVE
                                                              GROWTH        MICRO CAP       MICRO CAP
                                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                           ------------    -----------    --------------
Shares...................................................     1,782,649       436,424         1,142,393
Net Assets...............................................  $ 16,325,752    $10,092,994     $ 26,418,746
Net Asset Value..........................................  $       9.16    $    23.13      $      23.13
Unrealized Appreciation (Depreciation)...................  $   (453,026)   $  823,555      $    370,529
Realized Loss............................................  $(25,876,255)   $(8,746,493)    $(34,622,748)

8. Commitments and Contingencies

      In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
OTHER ITEMS (UNAUDITED)

Dividends Received Deduction

      For corporate shareholders of the Fundamental A Portfolio, 100% of the total ordinary income paid during the current fiscal year ended December 31, 2005, qualifies for the corporate dividends received deduction.

Proxy Voting Guidelines

      Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

      The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

      As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                         NET EXPENSE                                      EXPENSES PAID
                                            RATIO         BEGINNING        ENDING          DURING THE
                                          ANNUALIZED    ACCOUNT VALUE   ACCOUNT VALUE   SIX MONTHS ENDED
                                         DECEMBER 31,      JULY 1,      DECEMBER 31,      DECEMBER 31,
                                             2005           2005            2005              2005*
                                         ------------   -------------   -------------   -----------------
MID CAP GROWTH PORTFOLIO
      Regular Class Actual.............      1.34%        $1,000.00       $1,095.10           $7.08
      Regular Class Hypothetical.......      1.34%        $1,000.00       $1,018.45           $6.82
      I Class Actual...................      0.99%        $1,000.00       $1,096.80           $5.23
      I Class Hypothetical.............      0.99%        $1,000.00       $1,020.21           $5.04

AGGRESSIVE MICRO CAP PORTFOLIO
      Actual...........................      1.49%        $1,000.00       $1,087.50           $7.84
      Hypothetical.....................      1.49%        $1,000.00       $1,017.69           $7.58

FUNDAMENTAL A PORTFOLIO
      Actual...........................      1.48%        $1,000.00       $1,116.20           $7.89
      Hypothetical.....................      1.48%        $1,000.00       $1,017.74           $7.53
---------------------------------------

  * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

      We have audited the accompanying statement of assets and liabilities of Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, and Navellier Fundamental A Portfolio, each a series of shares of The Navellier Performance Funds, including the portfolios of investments, as of December 31, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Oversight Board (U.S.). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, and Navellier Fundamental A Portfolio, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 10, 2006

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

-------------------------------------------------------------------------------------------------------------------
NAME                                  NO. OF                                                             OTHER
AGE                       TERM OF    FUNDS IN                                                        TRUSTEESHIPS/
ADDRESS                 OFFICE AND   COMPLEX                                                         DIRECTORSHIPS
POSITION WITH TRUST       TENURE     OVERSEEN       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 Louis Navellier*1      President        3      Mr. Navellier is and has been the CEO and Chief      1
 48                     since May               Investment Officer of Navellier & Associates Inc.,
 One East Liberty       10, 1993                an investment management company since 1988; CEO
 Third Floor                                    and President of Navellier Management, Inc., an
 Reno, NV 89501                                 investment management company since May 10, 1993;
 Trustee and President                          CEO and President of Navellier International
                                                Management, Inc., an investment management company,
                                                since May 10, 1993; CEO and President of Navellier
                                                Securities Corp. since May 10, 1993; CEO and
                                                President of Navellier Fund Management, Inc., an
                                                investment management company, since November 30,
                                                1995; and has been editor of the Emerging Growth
                                                newsletter (formerly MPT Review) from August 1987
                                                to the present and was publisher and editor of the
                                                predecessor investment advisory newsletter OTC
                                                Insight, which he began in 1980 and wrote through
                                                July 1987. Mr. Navellier is also the editor of the
                                                Blue Chip Growth, Quantum Growth and Global Growth
                                                newsletters.
-------------------------------------------------------------------------------------------------------------------
 Arnold Langsen         Trustee          3      Professor Langsen is currently retired. He was       None
 86                     since 1995              Professor Emeritus of Financial Economics, School
 2206 209th Place N.E.                          of Business, California State University at Hayward
 Sammamish, WA 98074                            (1973-1992); Visiting Professor, Financial
 Trustee                                        Economics, University of California at Berkeley
                                                (1984-1987).
-------------------------------------------------------------------------------------------------------------------
 Barry Sander           Trustee          3      Currently retired as of December 1, 1998, formerly   1
 57                     since 1995              he was the President and CEO of Ursa Major Inc., a
 1835 Ashland Mine Rd.                          stencil manufacturing firm, and had been for the
 Ashland, OR 97520                              past nine years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Joel Rossman           Trustee          3      Currently retired as of March 15, 1998. Formerly he  1
 56                     since 1995              was President and CEO of Personal Stamp Exchange,
 2921 California                                Inc., a manufacturer, designer and distributor of
 San Francisco, CA                              rubber stamp products. He had been President and
 94115                                          CEO of Personal Stamp Exchange for the preceding 10
 Trustee                                        years.
-------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix      Trustee          3      Professor of Business Administration, Leavy School   1
 63                     since 1995              of Business, Santa Clara University (1983-present).
 519 Chestnut Street
 Santa Cruz, CA 95060
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*          Treasurer        3      Mr. Kuyper is COO and President of Navellier &       None
 49                     since 1995              Associates, Inc. and has been since September 1,
 One East Liberty                               1998. Prior to that he was operations manager for
 Third Floor                                    Navellier & Associates, Inc. since 1992 and
 Reno, NV 89501                                 operations manager for Navellier Management, Inc.
 Trustee and Treasurer                          and for Navellier Securities Corp., since 1993.
-------------------------------------------------------------------------------------------------------------------

*Interested Person

1 Notes 2 and 3 to the financial statement of the December 31, 2005 Annual Report to Shareholders incorrectly referred to Louis Navellier as a Trustee in 2005; he was not.

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

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































                TRANSFER AGENT         CUSTODIAN  NAVELLIER OFFICES

Integrated Fund Services, Inc.     Cardinal Bank  c/o Navellier Securities Corp.
                 P.O. Box 5354   8720 Greensboro  One East Liberty, Third Floor
   Cincinnati, Ohio 45201-5354  Drive, 4th Floor  Reno, Nevada 89501
                                McLean, VA 22102

           800-622-1386 E.S.T.                    800-887-8761 P.S.T.

Item 2.   Codes of Ethics

      (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year. There was an amendment to the definition of reportable funds to include ETFs in the Code of Ethics for Navellier & Associates, Inc. Also, a waiver was given regarding pre-clearance forms to one of Navellier & Associates, Inc.'s portfolio managers for two of his accounts traded as separately managed accounts. This waiver stipulates that the portfolio manager may not personally enter the trades in his accounts, and the securities are traded in a last in, last out fashion so not to gain advantage over our clients.

      (e) N/A. See subparagraphs (c) and (d) above.

      (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.   Audit Committee Financial Expert

      (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

      (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4.   Principal Accountant Fees and Services

      (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2004 were $24,000. The aggregate fees for audit services for fiscal 2005 were $40,500.

      (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2004 or for 2005.

      (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds' principal accountant for tax compliance, tax advice or tax planning for 2004 were $5,000 and for 2005 were $5,000.

      (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds' principal accountant for other services for 2004 or 2005.

      (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $32,750 for 2004
           $ 9,000 for 2005

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.

Item 6.    Reserved (See Item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio Management of Closed - End Management Investment Companies

        N/A

Item 9. Purchases of Equity Securities By Closed - End Management Investment Company and Affiliated Purchases

        N/A

Item 10.   Submission of Matters to a Vote of Security Holders

      There were no changes to Procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 10, 2006               By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 10, 2006               By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer


                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 10, 2006               By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Financial Officer